Schedule of Investments - October 31, 2025 (unaudited)

Viking Tax-Free Fund for North Dakota

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.6%)^
Education (9.5%)
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 4.000% 04/01/2035 CALLABLE @ 100.000 04/01/2026	530,000	$520,009
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2033	750,000	772,440
UND ALUMNI ASSOCIATION & FOUNDATION 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2034	500,000	517,675
		1,810,124
General Obligation (35.5%)
FAIRMONT PUBLIC SCHOOL DISTRICT NO 18 4.250% 08/01/2043 CALLABLE @ 100.000 08/01/2031	260,000	260,640
CITY OF FARGO ND 5.000% 05/01/2045 CALLABLE @ 100.000 05/01/2033	500,000	527,640
FARGO PARK DISTRICT 5.000% 05/01/2036 CALLABLE @ 100.000 05/01/2031	750,000	825,518
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2033	750,000	849,390
CITY OF HORACE ND 5.000% 05/01/2039 CALLABLE @ 100.000 05/01/2033	650,000	680,381
CITY OF HORACE ND 4.850% 08/01/2026	400,000	399,300
CITY OF HORACE ND 4.750% 05/01/2044 CALLABLE @ 100.000 05/01/2033	500,000	502,025
KILLDEER PUBLIC SCHOOL DISTRICT NO 16 5.000% 08/01/2027	250,000	260,082
CITY OF MAYVILLE ND 5.000% 05/01/2044 CALLABLE @ 100.000 05/01/2031	500,000	478,740
VALLEY CITY PARK DISTRICT 4.800% 01/01/2035 CALLABLE @ 100.000 01/01/2030	160,000	167,536
VALLEY CITY PARK DISTRICT 5.400% 01/01/2043 CALLABLE @ 100.000 01/01/2030	200,000	206,754
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2040 CALLABLE @ 100.000 08/01/2031	250,000	252,835
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2043 CALLABLE @ 100.000 08/01/2031	285,000	281,050
CITY OF WEST FARGO ND 4.000% 05/01/2047 CALLABLE @ 100.000 05/01/2034	880,000	818,620
WEST FARGO PUBLIC SCHOOL DISTRICT NO 6 5.000% 08/01/2026	300,000	304,806
		6,815,317
Health Care (12.8%)
COUNTY OF BURLEIGH ND 4.000% 11/01/2032 CALLABLE @ 101.000 11/01/2025	250,000	237,508
COUNTY OF CASS ND 4.250% 02/15/2043 CALLABLE @ 100.000 02/15/2028	1,290,000	1,238,710
CITY OF GRAND FORKS ND 5.000% 12/01/2037 CALLABLE @ 100.000 12/01/2027	130,000	132,211
CITY OF GRAND FORKS ND 5.125% 12/01/2025	250,000	249,977
CITY OF GRAND FORKS ND 4.750% 12/01/2027 CALLABLE @ 100.000 12/01/2026	350,000	349,450
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2026	255,000	255,625
		2,463,481
Housing (13.2%)
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2038 CALLABLE @ 100.000 01/01/2033	1,000,000	1,035,660
NORTH DAKOTA HOUSING FINANCE AGENCY 4.550% 07/01/2044 CALLABLE @ 100.000 07/01/2033	500,000	501,890
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2044 CALLABLE @ 100.000 07/01/2033	1,000,000	1,002,480
		2,540,030
Other Revenue (9.0%)
CITY OF FARGO ND 4.000% 12/01/2044 CALLABLE @ 100.000 12/01/2034	300,000	280,329
MANDAN PARK DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2030	280,000	281,520
MANDAN PARK DISTRICT 4.750% 05/01/2043 CALLABLE @ 100.000 05/01/2030	165,000	162,489
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 06/01/2031	240,000	240,122
WILLISTON PARKS & RECREATION DISTRICT 4.500% 12/01/2045 CALLABLE @ 100.000 12/01/2034	750,000	750,698
		1,715,158
Utilities (15.6%)
CASS RURAL WATER USERS DISTRICT 4.150% 05/01/2039 CALLABLE @ 100.000 05/01/2031	500,000	481,930
CASS RURAL WATER USERS DISTRICT 4.400% 05/01/2038 CALLABLE @ 100.000 05/01/2031	150,000	152,157
CASS RURAL WATER USERS DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2031	835,000	846,114
CASS RURAL WATER USERS DISTRICT 4.170% 05/01/2035 CALLABLE @ 100.000 05/01/2030	815,000	834,641
CASS RURAL WATER USERS DISTRICT 4.375% 05/01/2038 CALLABLE @ 100.000 05/01/2030	365,000	370,355
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	280,000	303,433
		2,988,630

TOTAL MUNICIPAL BONDS (COST: $18,258,463)		$18,332,740
OTHER ASSETS LESS LIABILITIES (4.4%)		$846,078
NET ASSETS (100.0%)		$19,178,818
^All portfolio securities are issued securities from the state of North Dakota.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Viking Tax-Free Fund for North Dakota | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for North Dakota
Investments at cost	$18,258,463
Unrealized appreciation	$267,521
Unrealized depreciation	(193,244)
Net unrealized appreciation/(depreciation)*	$74,277

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$18,332,740	$-	$18,332,740
Total	$-	$18,332,740	$-	$18,332,740

Schedule of Investments | Viking Tax-Free Fund for North Dakota | October 31, 2025 (unaudited)